Short-Term Borrowings and Other Financial Liabilities, and Short-Term Borrowings from Related Parties	9 Months Ended
Sep. 30, 2012
Notes to Consolidated Financial Statements [Abstract]
Short-Term Borrowings and Other Financial Liabilities, and Short-Term Borrowings from Related Parties

6. Short-Term Borrowings, Other Financial Liabilities and Short-Term Borrowings from Related Parties

As of September 30, 2012 and December 31, 2011, short-term borrowings, other financial liabilities and short-term borrowings from related parties consisted of the following:

	September 30, 2012	December 31, 2011
Borrowings under lines of credit	$113,922	$91,899
Other financial liabilities	555	6,902
Short-term borrowings and other financial liabilities	114,477	98,801
Short-term borrowings from related parties (see Note 4.c.)	94,611	28,013
Short-term borrowings, Other financial liabilities and Short-term borrowings from related parties	$209,088	$126,814